Long-Term Debt (Interest Expense) (Details) - CAD ($)		12 Months Ended
	Dec. 24, 2019	Aug. 31, 2020	Aug. 31, 2019
Long-Term Debt [Abstract]
Interest expense - long-term debt	$ 5,000,000	$ 224,000,000	$ 280,000,000
Amortization of senior notes discounts		1,000,000	1,000,000
Interest income - short-term (net)		(7,000,000)	(29,000,000)
Interest on lease liabilities (note 14)		44,000,000	0
Interest expense - other		12,000,000	6,000,000
Interest expense		$ 274,000,000	$ 258,000,000